CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2025
CONVERTIBLE NOTES
CONVERTIBLE NOTES

16. CONVERTIBLE NOTES

In September 2025, the Company repaid in full the $230,000 aggregate principal amount of convertible notes (the “2025 Notes”) upon their maturity. The 2025 Notes bore interest of 2.50% per annum.

In August 2024, the Company entered into a definitive investment agreement with a subsidiary of Pacific Alliance Group (“PAG”), pursuant to which PAG subscribed for $200,000 in aggregate principal amount of convertible notes issued by the Company (the “2029 Notes”). The 2029 Notes represent secured obligations of the Company. The 2029 Notes bear an interest rate of 6.0% per annum, payable quarterly in arrears, and will mature on December 31, 2029. Holders of the 2029 Notes also have the right to require the Company to repurchase the 2029 Notes shortly after December 31, 2027. Subject to the terms of the 2029 Notes, the 2029 Notes may be convertible into the Company’s common shares at the holder’s option at an initial conversion rate of 54.9451 share per $1,000 of principal, equivalent to an initial conversion price of $18.20 per share. The conversion rate is subject to market customary adjustments.

The 2029 Notes are secured against certain pledges provided by the subsidiaries of the Company.

As of December 31, 2024 and 2025, the carrying values of the convertible notes were $228,917 and $195,313, net of unamortized issuance costs of $1,083 and $4,687, respectively. The debt issuance costs for the 2025 Notes and 2029 Notes are amortized using effective interest method at a rate of 3.18% and 7.41%, respectively. The Company recorded amortization expense of $1,493 and $2,057 for the years ended December 31, 2024 and 2025, respectively. Coupon interest of $5,750 and $11,629 were recorded for the years ended December 31, 2024 and 2025, of which $1,438 and nil were not paid and was recorded in other payables as of December 31, 2024 and 2025, respectively.

See Note 27 for subsequent event relating to issuance of the 2031 Notes.